UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5582

Oppenheimer Cash Reserves

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2012

Item 1. Schedule of Investments.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Certificates of Deposit–15.7%
Yankee Certificates of Deposit–15.7%
Bank of Nova Scotia, Houston TX:
0.33%	12/7/12	12/7/12	$11,000,000	$11,000,000
0.34%	12/10/12	12/10/12	3,200,000	3,200,000
DnB Bank ASA NY:
0.23%	12/26/12	12/26/12	8,000,000	8,000,000
0.23%	2/1/13	2/1/13	24,000,000	24,000,000
National Australia Bank, New York, 0.50%	11/16/12	11/16/12	10,500,000	10,500,871
Rabobank Nederland NV, New York, 0.29%	11/1/12	11/1/12	15,000,000	15,000,000
Royal Bank of Canada, New York:
0.46%[1]	12/11/12	12/11/12	15,000,000	15,000,000
0.58%[1]	11/1/12	6/7/13	4,000,000	4,000,000
0.77%	11/28/12	11/28/12	22,700,000	22,700,000
Svenska Handelsbanken, New York, 0.28%	12/21/12	12/21/12	17,000,000	17,001,061
Toronto Dominion Bank, New York:
0.19%	12/18/12	12/18/12	18,500,000	18,500,000
0.30%	2/20/13	2/20/13	8,000,000	8,000,000

Total Certificates of Deposit (Cost $156,901,932)				156,901,932
Direct Bank Obligations–13.0%
Barclays US Funding LLC, 0.16%	11/1/12	11/1/12	8,900,000	8,900,000
Commonwealth Bank of Australia, 0.23%[2]	1/30/13	1/30/13	5,700,000	5,696,723
ING (US) Funding LLC, 0.22%	11/5/12	11/5/12	2,000,000	1,999,951
Nordea North America, Inc.:
0.20%	12/5/12	12/5/12	43,000,000	42,992,081
0.24%	2/8/13	2/8/13	5,900,000	5,896,187
Skandinaviska Enskilda BankenAB:
0.21%[2]	11/15/12	11/15/12	5,200,000	5,199,575
0.22%[2]	11/21/12	11/21/12	22,000,000	21,997,311
Societe Generale North America, Inc.:
0.22%	11/2/12	11/2/12	12,000,000	11,999,927
0.23%	11/7/12	11/7/12	10,000,000	9,999,617
Svenska Handelsbanken, Inc.:
0.24%[2]	1/17/13	1/17/13	1,500,000	1,499,230
0.24%[2]	1/28/13	1/28/13	13,000,000	12,992,373

Total Direct Bank Obligations (Cost $129,172,975)				129,172,975
Short-Term Notes/Commercial Paper–65.2%
Banks–1.0%
Bank of Nova Scotia, New York, 0.21%	1/16/13	1/16/13	10,000,000	9,995,672
Capital Markets–3.0%
BNP Paribas Finance, Inc., 0.67%	4/2/13	4/2/13	29,900,000	29,815,192
Diversified Financial Services–3.1%
General Electric Capital Corp.:
0.32%	11/7/12	11/7/12	5,000,000	4,999,733
0.32%	1/22/13	1/22/13	25,500,000	25,481,413

				30,481,146

1	Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Leasing & Factoring–7.7%
American Honda Finance Corp.:
0.52%[1]	11/8/12	8/2/13	$9,500,000	$9,500,000
0.63%[1]	12/19/12	12/19/12	10,000,000	10,000,000
0.81%[1,3]	11/7/12	11/7/12	5,050,000	5,050,102
4.63%	4/2/13	4/2/13	3,300,000	3,358,779
Toyota Motor Credit Corp.:
0.31%	7/17/13	7/17/13	13,300,000	13,270,452
0.59%[1]	12/17/12	12/17/12	19,300,000	19,300,000
0.63%	2/6/13	2/6/13	16,100,000	16,072,670

				76,552,003
Municipal–11.5%
Berks Cnty., Industrial Development Revenue Bonds, Lebanon Valley Mall Project, Series 96B, 0.26%[1]	11/7/12	11/7/12	2,260,000	2,260,000
Byron, WI Industrial Revenue Bonds, Ocean Spray, Inc., Series 1998, 0.31%[1]	11/7/12	11/7/12	6,500,000	6,500,000
Carroll Cnty., KY Solid Waste Disposal Revenue Bonds, North American Stainless Project, Series 2006, 0.23%[1]	11/7/12	11/7/12	10,000,000	10,000,000
Cleveland, OH Economic & Community Development Revenue Refunding Bonds, Core City Fund, Series 2008, 0.19%[1]	11/7/12	11/7/12	8,660,000	8,660,000
Easton, MD Bonds, William Hill Manor Facility, Series 2009B, 0.28%[1]	11/7/12	11/7/12	4,685,000	4,685,000
Emery Cnty., UT Pollution Control Revenue Refunding Bonds, Pacific Corp. Projects, Series 1994, 0.21%[1]	11/7/12	11/7/12	5,590,000	5,590,000
Glendale, AZ Industrial Development Authority Bonds, Thunderbird, The Garvin School, Series 2005A, 0.21%[1]	11/7/12	11/7/12	6,715,000	6,715,000
Glendale, AZ Industrial Development Authority Bonds, Thunderbird, The Garvin School, Series 2005B, 0.21%[1]	11/7/12	11/7/12	11,495,000	11,495,000
KS Development Finance Authority Revenue Bonds, Seaboard Project, Series 95P, 0.25%[1]	11/7/12	11/7/12	9,200,000	9,200,000
Las Vegas, NV Economic Development Revenue Bonds, Keep Memory Alive Project, 0.20%[1]	11/7/12	11/7/12	1,460,000	1,460,000
Mountain Agency, Inc. (The) Securities, Series 2003, 0.32%[1]	11/7/12	11/7/12	9,935,000	9,935,000
MS Business Finance Corp. Revenue Bonds, Olin Corp. Project, Series 2005, 0.26%[1]	11/7/12	11/7/12	1,600,000	1,600,000
Newport News, VA Economic Development Authority Bonds, Newport News Shipbuilding Project, Series A, 0.26%[1]	11/7/12	11/7/12	3,200,000	3,200,000
Port Grays Harbor, WA Industrial Development Corp., Murphy Corp. Project, Series 2007, 0.24%[1]	11/7/12	11/7/12	10,000,000	10,000,000

2	Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Municipal Continued
Savanna, IL Industrial Development Revenue Bonds, Metform Corp., Series 1994A, 0.25%[1]	11/7/12	11/7/12	$6,300,000	$6,300,000
Tallahassee Orthopedic Center LC Bonds, Series 2004, 0.21%[1]	11/7/12	11/7/12	4,075,000	4,075,000
Tennis For Charity, Inc. Bonds, Series 2004, 0.18%[1]	11/7/12	11/7/12	5,585,000	5,585,000
USTA National Tennis Center, Inc. Bonds, Series 2009, 0.21%[1]	11/7/12	11/7/12	4,825,000	4,825,000
WA Economic Development Finance Authority Industrial Development Revenue Bonds, Canam Steel Corp. Project, Series 2000D, 0.34%[1]	11/7/12	11/7/12	3,100,000	3,100,000

				115,185,000
Personal Products–1.0%
Reckitt Benckiser Treasury Services plc, 0.38%[2]	11/8/12	11/8/12	9,577,000	9,576,292
Pharmaceuticals–2.0%
Sanofi, 0.17%[2]	11/13/12	11/13/12	20,100,000	20,098,861
Receivables Finance–22.5%
Alpine Securitization Corp.:
0.18%	11/2/12	11/2/12	13,000,000	12,999,935
0.20%	11/13/12	11/13/12	21,000,000	20,998,600
0.20%	11/14/12	11/14/12	9,300,000	9,299,328
Barton Capital Corp.:
0.22%[2]	11/1/12	11/1/12	26,000,000	26,000,000
0.22%[2]	11/2/12	11/2/12	6,600,000	6,599,958
Fairway Finance Corp.:
0.20%[2]	11/19/12	11/19/12	13,400,000	13,398,660
0.22%[2]	11/6/12	11/6/12	3,425,000	3,424,895
Gemini Securitization Corp., 0.21%[2]	11/1/12	11/1/12	16,300,000	16,300,000
Gotham Funding Corp.:
0.20%[2]	11/16/12	11/16/12	6,000,000	5,999,500
0.20%[2]	11/19/12	11/19/12	5,000,000	4,999,500
0.20%[2]	11/26/12	11/26/12	2,000,000	1,999,722
0.20%[2]	11/27/12	11/27/12	2,000,000	1,999,711
0.20%[2,3]	11/28/12	11/28/12	10,000,000	9,998,500
Jupiter Securitization Co. LLC:
0.24%[2]	11/28/12	11/28/12	5,000,000	4,999,100
0.24%[2]	11/29/12	11/29/12	12,000,000	11,997,760
0.24%[2]	12/21/12	12/21/12	5,300,000	5,298,233
0.25%[2]	1/16/13	1/16/13	9,000,000	8,995,250
Old Line Funding Corp., 0.30%[2]	2/1/13	2/1/13	10,000,000	9,992,333
Sheffield Receivables Corp.:
0.21%[2]	11/5/12	11/5/12	17,500,000	17,499,592
0.23%[2]	11/7/12	11/7/12	9,000,000	8,999,655
0.23%[2]	11/9/12	11/9/12	4,700,000	4,699,760
Thunder Bay Funding LLC, 0.23%[2]	2/8/13	2/8/13	9,600,000	9,593,928
Variable Funding Capital Corp., 0.23%[2]	11/1/12	11/1/12	8,322,000	8,322,000

				224,415,920

3	Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Special Purpose Financial–13.4%
Concord Minutemen Cap. Corp. LLC:
0.32%	12/12/12	12/12/12	$31,300,000	$31,288,593
0.35%	11/6/12	11/6/12	8,700,000	8,699,577
0.35%	11/7/12	11/7/12	8,700,000	8,699,493
FCAR Owner Trust I:
0.24%	1/7/13	1/7/13	25,000,000	24,988,833
0.27%	12/5/12	12/5/12	10,000,000	9,997,450
Legacy Capital LLC, 0.32%	12/4/12	12/4/12	11,400,000	11,396,656
Lexington Parker Capital Co. LLC:
0.32%[2]	12/4/12	12/4/12	28,000,000	27,991,787
0.32%[2]	12/11/12	12/11/12	5,800,000	5,797,938
Ridgefield Funding Co. LLC, 0.46%	11/26/12	11/26/12	4,600,000	4,598,531

				133,458,858

Total Short-Term Notes/Commercial Paper (Cost $649,578,944)				649,578,944
U.S. Government Obligations–5.9%
U.S. Treasury Bonds, 4.25%	8/15/13	8/15/13	10,000,000	10,317,312
U.S. Treasury Nts.:
0.38%	6/30/13	6/30/13	12,000,000	12,011,882
0.50%	10/15/13	10/15/13	10,000,000	10,028,441
0.75%	9/15/13	9/15/13	8,000,000	8,036,215
1.00%	7/15/13	7/15/13	8,000,000	8,042,511
3.38%	7/31/13	7/31/13	10,000,000	10,234,398

Total U.S. Government Obligations (Cost $58,670,759)				58,670,759
Total Investments, at Value (Cost $994,324,610)			99.8%	994,324,610
Other Assets Net of Liabilities			0.2	2,272,989

Net Assets			100.0%	$996,597,599

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*	The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.
**	If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.
1.	Represents the current interest rate for a variable or increasing rate security.
2.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $291,968,147 or 29.30% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,048,602 or 1.51% of the Fund’s net assets as of October 31, 2012.

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Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Notes to Statements of Investments

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

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Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Certificates of Deposit	$—	$156,901,932	$—	$156,901,932
Direct Bank Obligations	—	129,172,975	—	129,172,975
Short-Term Notes/Commercial Paper	—	649,578,944	—	649,578,944
U.S. Government Obligations	—	58,670,759	—	58,670,759

Total Assets	$—	$994,324,610	$—	$994,324,610

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

6	Oppenheimer Cash Reserves

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/11/2012